Intangible Asset (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Asset [Abstract]
Schedule of Fair Value of the Intangible Asset	The table below summarizes the fair value of the intangible asset:
Balance at January 1, 2023	$4,717
Loss on impairment of intangible asset	(1,042)
Depreciation of intangible asset	(486)

Balance at December 31, 2023	3,189

Depreciation of intangible asset	(183)

Balance at June 30, 2024	$3,006